SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Service revenues	$ 1,825	$ 1,683	[1]	$ 5,283	$ 5,113	[1]
Sale of equipment and accessories	147	108	[1]	357	266	[1]
Other revenue	33	28	[1]	96	83	[1]
Total Revenue	2,005	1,819	[1]	5,736	5,462	[1]
Adjusted EBITDA	889	819		2,505	2,403
CAPEX exc. licenses and ROU	383	328		1,260	1,150
Bangladesh
Disclosure of operating segments [line items]
Adjusted EBITDA	62	60		174	173
CAPEX exc. licenses and ROU	12	18		54	77
Other frontier markets
Disclosure of operating segments [line items]
Adjusted EBITDA	9	8		33	32
CAPEX exc. licenses and ROU	6	5		12	24
Operating segments | Russia
Disclosure of operating segments [line items]
Sale of equipment and accessories	140	101		333	252
Other revenue	2	2		7	7
Total Revenue	1,025	946		2,884	2,874
Adjusted EBITDA	385	377		1,100	1,161
CAPEX exc. licenses and ROU	230	217		728	632
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	3	4		13	7
Other revenue	26	21		76	64
Total Revenue	349	303		1,067	908
Adjusted EBITDA	173	188		490	468
CAPEX exc. licenses and ROU	58	20		239	173
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	2	1		4	4
Total Revenue	271	235		772	696
Adjusted EBITDA	183	160		523	472
CAPEX exc. licenses and ROU	45	39		136	135
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	5	1		11	3
Other revenue	0	1		1	1
Total Revenue	150	122		415	350
Adjusted EBITDA	86	64		224	188
CAPEX exc. licenses and ROU	24	17		68	69
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	0	0		0	0
Total Revenue	52	48		143	150
Adjusted EBITDA	27	6		67	51
CAPEX exc. licenses and ROU	7	12		20	38
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	3	3		8	7
Total Revenue	145	136		420	403
Adjusted EBITDA	62	60		174	173
CAPEX exc. licenses and ROU	12	18		54	77
Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	2		0	4
Other revenue	0	0		0	0
Total Revenue	22	36		59	106
Adjusted EBITDA	9	8		33	32
CAPEX exc. licenses and ROU	6	5		12	24
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	(1)	0		0	0
Other revenue	0	0		0	0
Total Revenue	(9)	(7)		(24)	(25)
Adjusted EBITDA	(36)	(44)		(106)	(142)
CAPEX exc. licenses and ROU	1	0		3	2
Mobile
Disclosure of operating segments [line items]
Service revenues	1,651	1,514		4,775	4,596
Mobile | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	745	713		2,140	2,220
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	320	278		978	837
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	252	220		718	648
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	122	100		336	289
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	51	48		142	149
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	142	133		412	396
Mobile | Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Service revenues	22	28		59	82
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	(3)	(6)		(10)	(25)
Fixed
Disclosure of operating segments [line items]
Service revenues	174	169		508	517
Fixed | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	138	130		404	395
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	17	14		50	44
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	23	20		67	57
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	1	0		1	1
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Service revenues	0	6		0	20
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ (5)	$ (1)		$ (14)	$ 0

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)